UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue
         Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     February 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $499,468 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    21195  2250000 SH       SOLE                  2250000        0        0
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300    15600  1600000 SH       SOLE                  1600000        0        0
BARNES & NOBLE INC             COM              067774109    19617  1300000 SH       SOLE                  1300000        0        0
BLYTH INC                      COM NEW          09643P207     7775   500000 SH       SOLE                   500000        0        0
COMVERSE INC                   COM              20585P105    16322   572103 SH       SOLE                   572103        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    19200  5000000 SH       SOLE                  5000000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    29088  3250000 SH       SOLE                  3250000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    34723  2150000 SH       SOLE                  2150000        0        0
GENCORP INC                    COM              368682100    14263  1558812 SH       SOLE                  1558812        0        0
GENERAL DYNAMICS CORP          COM              369550108    45026   650000 SH       SOLE                   650000        0        0
GENERAL MTRS CO                COM              37045V100    34596  1200000 SH       SOLE                  1200000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118    10530   540000 SH       SOLE                   540000        0        0
GRANITE REAL ESTATE INC        COM              387431109     5702   150000 SH       SOLE                   150000        0        0
GRIFOLS S A                    SP ADR REP B NVT 398438408      227     8748 SH       SOLE                     8748        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    29544  1200000 SH       SOLE                  1200000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    31903   275000 SH       SOLE                   275000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    16698  2300000 SH       SOLE                  2300000        0        0
NORDION INC                    COM              65563C105     6450  1000000 SH       SOLE                  1000000        0        0
OLD REP INTL CORP              COM              680223104    31950  3000000 SH       SOLE                  3000000        0        0
PHH CORP                       COM NEW          693320202    22750  1000000 SH       SOLE                  1000000        0        0
QLT INC                        COM              746927102    23580  3000000 SH       SOLE                  3000000        0        0
SUNCOKE ENERGY INC             COM              86722A103    24944  1600000 SH       SOLE                  1600000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    37785  1500000 SH       SOLE                  1500000        0        0